UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 148.4%

New York — 144.5%
Corporate — 5.0%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$150,956
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	384,265
5.00%, 07/01/28	330	353,298
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	200	202,396
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	500	586,390
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,155	1,448,589
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	625	625,413

		3,751,307
County/City/Special District/School District — 32.5%
City of New York, GO, Refunding:
Series A, 5.00%, 08/01/30	1,700	1,961,273
Series E, 5.50%, 08/01/25	965	1,118,946
Series E, 5.00%, 08/01/30	500	556,490
City of New York, GO:
Series A-1, 4.75%, 08/15/25	500	503,035
Series G-1, 6.25%, 12/15/31	5	5,124
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	774,394
Sub-Series G-1, 6.25%, 12/15/18(b)	245	251,086
Sub-Series I-1, 5.38%, 04/01/19(b)	120	123,715
Sub-Series I-1, 5.38%, 04/01/36	15	15,426
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	1,000	219,560
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/45	2,340	2,636,923

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	$1,750	$686,595
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	500	170,230
(AMBAC), 5.00%, 01/01/39	500	506,290
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	102,522
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	400	405,404
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/40	1,445	1,633,486
City of New York Industrial Development Agency, RB, PILOT, Yankee Stadium Project:
CAB, Series A (AGC), 0.00%, 03/01/35(c)	500	273,785
(NPFGC), 4.75%, 03/01/46	400	400,288
(NPFGC), 5.00%, 03/01/46	500	502,680
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	525,320
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	45	52,970
5.00%, 09/01/36	40	46,942
5.00%, 09/01/37	45	52,770
5.00%, 09/01/38	70	82,025
5.00%, 09/01/39	55	64,351
County of Nassau New York, GO, Refunding Series B, 5.00%, 04/01/32	335	387,160
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	133,946
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	960	1,057,229
5.75%, 02/15/47	590	640,657
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	565	645,801
Fiscal 2017, 5.00%, 02/15/42	700	801,255

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	$1,400	$1,482,012
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	500	528,320
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	200	219,898
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,088,630
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,347,437
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,079,850
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	743,040
World Trade Center Project, 5.75%, 11/15/51	670	744,062

		24,570,927
Education — 26.6%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	275	292,281
Build NYC Resource Corp., RB, Inwood Academy For Leadership Charter School Project, Series A, 5.50%, 05/01/48(a)	270	280,006
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	278,540
Manhattan College Project, 5.00%, 08/01/35	215	244,040
City of New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	500	509,190
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	494,767
Carnegie Hall, 4.75%, 12/01/39	700	723,443

Security	Par (000)	Value
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	$1,000	$1,048,130
Series B, 4.00%, 08/01/35	190	196,456
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	500	520,700
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	303,330
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	108,488
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	136,039
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	190,194
4.00%, 07/01/46	310	322,446
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,000	1,094,040
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	50	50,114
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	240	274,954
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	350	367,307
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	166,739
5.38%, 09/01/41	650	706,758
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	490,158

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	$400	$446,832
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	547,805
Education, Series B, 5.75%, 03/15/19(b)	300	309,588
Fordham University, Series A, 5.50%, 07/01/21(b)	150	166,338
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	250	258,775
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	670	722,568
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,327,128
University of Rochester, Series A, 5.13%, 07/01/19(b)	215	222,832
University of Rochester, Series A, 5.13%, 07/01/39	35	36,195
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	150	170,323
Brooklyn Law School, 5.75%, 07/01/33	250	258,505
Columbia University, Series B, 5.00%, 10/01/38(d)	300	357,474
Fordham University, 5.00%, 07/01/44	640	709,466
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	759,295
New York University, Series A, 5.00%, 07/01/37	600	663,648
Skidmore College, Series A, 5.25%, 07/01/29	200	218,288
Skidmore College, Series A, 5.25%, 07/01/31	300	327,150
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,220	1,390,812
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	700	796,929
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	310	354,953

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Teachers College, 5.50%, 03/01/19(b)	$650	$668,057
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	235,696
Hofstra University Project, 4.00%, 07/01/37	220	228,659
Hofstra University Project, 5.00%, 07/01/47	100	113,236

		20,088,672
Health — 14.3%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	185	187,290
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	325,050
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	210	210,147
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	202,444
5.00%, 12/01/46	320	353,760
Series A, 5.00%, 12/01/32	180	195,890
Series A, 5.00%, 12/01/37	250	269,990
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,548,619
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	164,970
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	956,155
Series B, 6.00%, 11/01/20(b)	130	142,454
Series B, 6.00%, 11/01/30	20	21,650

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	$500	$538,670
State of New York Dormitory Authority, RB, Series A(b):
Healthcare, 5.00%, 03/15/19	500	513,085
New York State Association for Retarded Children, Inc., 6.00%, 07/01/19	250	261,290
New York University Hospitals Center, 5.75%, 07/01/20	425	458,040
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	370	425,545
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	130	133,619
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	500	529,490
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	750	815,918
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,087,890
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	948,511
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	500	515,435

		10,805,912
Housing — 5.2%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	1,007,150
5.00%, 07/01/33	400	434,056
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	518,875

Security	Par (000)	Value
Housing (continued)
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	$265	$293,903
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	682,473
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	970	973,376

		3,909,833
State — 15.5%
City of New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	205	237,831
Series S-2, 5.00%, 07/15/35	205	237,831
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/36	270	323,692
City of New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series C-3, 4.00%, 05/01/42	625	656,306
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	895,059
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	381,643
Series A-2, 5.00%, 08/01/39	355	410,859
Sub-Series E-1, 5.00%, 02/01/38	750	863,603
Sub-Series F-1, 5.00%, 05/01/38	580	670,074
Sub-Series F-1, 5.00%, 05/01/39	245	282,634
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	848,595
State of New York, GO, Series A, 5.00%, 02/15/39	500	510,635
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,169,125
General Purpose, Series B, 5.00%, 03/15/42	1,000	1,090,370
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,074,810
Group 4, Series A, 5.00%, 03/15/45	470	548,711
Series A, 5.00%, 03/15/36	545	628,260

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, RB (continued):
Series A, 5.00%, 02/15/42	$250	$285,695
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	500	560,530

		11,676,263
Tobacco — 3.9%
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	713,062
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	628,566
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	253,250
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	247,091
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	416,988
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	285	281,532
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	355	366,222

		2,906,711
Transportation — 26.1%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	215	245,201
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(b)	270	315,222
Series C, 6.50%, 11/15/28	145	148,046
Series E, 5.00%, 11/15/38	1,000	1,101,920
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	531,965

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Green Bonds, Series A-1, 5.25%, 11/15/56	$250	$284,393
Series B, 5.00%, 11/15/37	915	1,040,401
Series F, 5.00%, 11/15/30	1,500	1,659,555
Series F, 5.00%, 11/15/35	500	565,575
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,206,677
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	548,315
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	1,320	1,430,484
5.25%, 01/01/50	1,325	1,450,875
(AGM), 4.00%, 07/01/41	300	306,489
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	970,186
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,095,980
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	488,078
178th Series, 5.00%, 12/01/43	430	472,785
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	305	346,538
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	1,530	1,664,380
Series I, 5.00%, 01/01/42	1,030	1,117,519
Series J, 5.00%, 01/01/41	1,000	1,103,030
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	273,535
Triborough Bridge & Tunnel Authority, Refunding RB, General:
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	335	390,657
Series A, 5.25%, 11/15/45	370	425,352

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General (continued):
Series A, 5.00%, 11/15/50	$500	$557,305

		19,740,463
Utilities — 15.4%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	288,029
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,500	1,702,095
Long Island Power Authority, RB, Electric Systems:
CAB, Series A (AGM), 0.00%, 06/01/28(c)	3,515	2,567,145
General, 5.00%, 09/01/42	200	228,940
General, Series C (CIFG), 5.25%, 09/01/29	1,000	1,205,360
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	500	515,990
Series B, 5.00%, 09/01/41	75	85,115
Series B, 5.00%, 09/01/46	125	141,374
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Revolving Funds, Series B, 5.00%, 06/15/36	350	379,327
State Clean Water & Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 06/15/37	1,500	1,503,900
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,690	3,019,068

		11,636,343
Multi-State — 2.7%
Housing — 2.7%
Centerline Equity Issuer Trust(a)(e):
Series A-4-2, 6.00%, 10/31/52	1,000	1,038,180

Security	Par (000)	Value
Housing (continued)
Centerline Equity Issuer Trust(a)(e) (continued):
Series B-3-2, 6.30%, 10/31/52	$1,000	$1,040,870

		2,079,050
Puerto Rico — 1.2%
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	900	893,403

Total Municipal Bonds — 148.4% (Cost — $105,697,862)		112,058,884

Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New York — 18.1%
County/City/Special District/School District — 4.4%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	500	560,650
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	576,013
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,184,516

		3,321,179
Education — 0.7%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	569,212

State — 4.1%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,300	1,325,662
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	293,157
4.00%, 10/15/32	350	380,909

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	$1,000	$1,071,775

		3,071,503
Transportation — 3.3%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	735	839,772
Consolidated, Series 169th, 5.00%, 10/15/26	1,000	1,082,840
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	570,235

		2,492,847
Utilities — 5.6%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	55	55,315
5.75%, 06/15/40	185	184,975
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,624,420
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,005	1,088,231

Security	Par (000)	Value
Utilities (continued)
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series 2016 A, 4.00%, 06/15/46	$992	$1,038,901
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	202,953

		4,194,795

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost — $13,160,350)		13,649,534

Total Long-Term Investments — 166.5% (Cost — $118,858,212)		125,708,418

	Shares
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(g)(h)	594,416	594,476

Total Short-Term Securities — 0.8% (Cost — $594,416)		594,476

Total Investments — 167.3% (Cost — $119,452,628)		126,302,894
Other Assets Less Liabilities — 1.7%		1,292,549
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.4)%		(7,854,216)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.6)%		(44,252,399)

Net Assets Applicable to Common Shares — 100.0%		$75,488,828

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY)

(h)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	604,604	(10,188)	594,416	$594,476	$6,839	$(90)	$59

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	21	09/19/18	$2,529	$(20,939)
Long U.S. Treasury Bond	20	09/19/18	2,903	(60,261)
5-Year U.S. Treasury Note	11	09/28/18	1,253	(5,717)

				$(86,917)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31,2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$125,708,418	$—	$125,708,418
Short-Term Securities	594,476	—	—	594,476

	$594,476	$125,708,418	$—	$126,302,894

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(86,917)	$—	$—	$(86,917)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(7,816,903)	$—	$(7,816,903)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(52,216,903)	$—	$(52,216,903)

During the period ended May 31, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust II

Date: July 19, 2018